Exhibit 99.1

MONTHLY SERVICER'S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2012-2

Collection Period	04/01/14-04/30/14
Determination Date	5/9/2014
Distribution Date	5/15/2014

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$431,393,608.08
2.	Collections allocable to Principal				$17,985,483.32
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$798,701.28

5.	Pool Balance on the close of the last day of the related Collection Period				$412,609,423.48
	(Ln 1 - Ln 2 - Ln 3 - Ln 4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				34,686
7.	Initial Pool Balance				$940,000,035.43

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$0.00		$0.00
	c.	Class A-3 Note Balance	$261,693,607.90		$242,909,423.30
	d.	Class A-4 Note Balance	$112,360,000.00		$112,360,000.00
	e.	Class B Note Balance	$19,740,000.00		$19,740,000.00
	f.	Class C Note Balance	$16,920,000.00		$16,920,000.00
	g.	Class D Note Balance	$15,980,000.00		$15,980,000.00

	h.	Note Balance (sum a - g)	$426,693,607.90		$407,909,423.30

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0000000		0.0000000
	c.	Class A-3 Note Pool Factor	0.8002863		0.7428423
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.4539294		0.4339462

10.	Overcollateralization Target Amount				$4,700,000.18

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$4,700,000.18

12.	Weighted Average Coupon			%	9.18%
13.	Weighted Average Original Term			months	66.60
14.	Weighted Average Remaining Term			months	40.98

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$3,272,779.13
	b.	Liquidation Proceeds allocable to Finance Charge			$1,922.65
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$3,274,701.78

16.	Principal:
	a.	Collections allocable to Principal			$17,985,483.32
	b.	Liquidation Proceeds allocable to Principal			$610,969.57
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$18,596,452.89

17.	Total Finance Charge and Principal Collections (15d + 16d)		$21,871,154.67
18.	Interest Income from Collection Account		$974.79
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln 17 + 18 + 19)		$21,872,129.46

Available Funds

21.	Available Collections		$21,872,129.46
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$21,872,129.46

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$359,494.67
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$359,494.67

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,696.21
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,696.21

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$0.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$0.00

	i.	Class A-3 Monthly Interest	$183,185.53
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$183,185.53

	m.	Class A-4 Monthly Interest	$108,614.67
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$108,614.67

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$28,458.50
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$28,458.50

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$29,328.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$29,328.00

32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$40,216.33
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$40,216.33

34.	Quaternary Principal Distributable Amount		$14,084,184.42

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$14,836,178.33

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$4,700,000.18

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$3,274,701.78
	b.	Total Daily Deposits of Principal Collections	$18,596,452.89
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$974.79

	e.	Total Deposits to Collection Account (sum a - d)	$21,872,129.46

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$359,494.67
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,696.21
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$19,173,987.63
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,335,950.95

	f.	Total Withdrawals from Collection Account (sum a - e)	$21,872,129.46

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$0.00
	c.	Class A-3 Interest Distribution	$183,185.53
	d.	Class A-4 Interest Distribution	$108,614.67
	e.	Class B Interest Distribution	$28,458.50
	f.	Class C Interest Distribution	$29,328.00
	g.	Class D Interest Distribution	$40,216.33
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$18,784,184.60
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$19,173,987.63

44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$0.00
	c.	Class A-3 Distribution	$18,967,370.13
	d.	Class A-4 Distribution	$108,614.67
	e.	Class B Distribution	$28,458.50
	f.	Class C Distribution	$29,328.00
	g.	Class D Distribution	$40,216.33

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$19,173,987.63

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$2,335,950.95
	b.	Reserve Account surplus (Ln 55)	$121.15

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,336,072.10

46.	Withdrawals
	a.	Certificateholder Distribution	$2,336,072.10

	b.	Total Withdrawals from Certificate Payment Account	$2,336,072.10

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,350,000.09	$2,350,000.09
	b.	Note Balance	$407,909,423.30

48.	Required Reserve Account Amount		$2,350,000.09

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,350,000.09
50.	Investment Earnings		$121.15
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$2,350,121.24
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$121.15

56.	Ending Balance (Ln 52 + Ln 53 - Ln 54 - Ln 55)		$2,350,000.09
57.	Reserve Account Deficiency (Ln 48 - Ln 56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$359,494.67
60.	Amount to be paid to Backup Servicer from the Collection Account		$2,696.21
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$19,173,987.63
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$2,335,950.95
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$121.15
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$18,967,370.13
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$108,614.67
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$28,458.50
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$29,328.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$40,216.33
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$2,336,072.10

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$185,809.06
74.	Cumulative Net Losses			$13,357,351.29
75.	Cumulative Net Loss Percentage			1.4210%

			Number of Loans	Principal Balance
76.	Delinquency Analysis

	a.	31 to 60 days past due	904	$12,883,426.06
	b.	61 to 90 days past due	292	$3,943,734.76
	c.	91 or more days past due	97	$1,002,517.31

	d.	Total Past Due (sum a - c)	1,293	17,829,678.13

Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,306,916,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on May 30, 2014.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer